Bank credit lines, loan facilities and notes	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Bank credit lines, loan facilities and notes	Bank credit lines, loan facilities and notes
The Company had the following debt outstanding as of June 30, 2026 and December 31, 2025:

		Interest rate as of		Principal amount
	Maturity Date	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
				(in thousands)
Senior Secured Term Loan	July 2028	5.732%	5.672%	$901,807	$916,688
Senior Secured Notes (the "2026 Notes")	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Notes (the "2027 Notes")*	May 2027	5.809%	5.809%	750,000	750,000
Senior Secured Notes (the "2029 Notes")*	May 2029	5.849%	5.849%	750,000	750,000
Senior Secured Notes (the "2034 Notes")*	May 2034	6.000%	6.000%	500,000	500,000
Total debt				3,401,807	3,416,688
Less current portion of long-term debt				(1,279,762)	(529,762)
Total long-term debt				2,122,045	2,886,926
Less debt issuance costs and debt discount				(11,262)	(14,310)
Total long-term debt, net				$2,110,783	$2,872,616
*Issued May 8, 2024

As of June 30, 2026, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2026 (remaining)	$514,881
2027	779,762
2028	857,164
2029	750,000
2030 and thereafter	500,000
Total	$3,401,807

The Company's primary financing arrangements are its senior secured credit facilities (the "Senior Secured Credit Facilities"), which consists of a senior secured term loan and a revolving credit facility, the 2026 Notes and the New Notes.

The New Notes

On May 8, 2024, ICON Investments Six Designated Activity Company (the “Issuer”), a wholly-owned subsidiary of ICON plc, issued $2 billion senior secured notes (the “New Notes”). The New Notes were issued in aggregate principal amounts of: $750 million 5.809% Senior Secured Notes due 2027 (the “2027 Notes”), $750 million 5.849% Senior Secured Notes due 2029 (the “2029 Notes”) and $500 million 6.000% Senior Secured Notes due 2034 (the “2034 Notes”).

The Company paid an underwriting discount of $6.8 million on the New Notes being: 0.250% of the principal amount of the 2027 Notes, 0.350% of the principal amount of the 2029 Notes and 0.450% of the 2034 Notes. Further, the 2034 Notes were issued at a discount of $0.5 million (issued at 99.896% of par).

The proceeds from the issuance were used to repay a portion of the senior secured term loan outstanding under the Senior Secured Credit Facilities and to pay fees, costs and expenses related to the offering.

Interest on the New Notes is payable on May 8 and November 8 of each year, having commenced on November 8, 2024. Unless previously redeemed, the 2027 Notes will mature on May 8, 2027, the 2029 Notes will mature on May 8, 2029 and the 2034 Notes will mature on May 8, 2034.
The New Notes are guaranteed on a senior secured basis by ICON and its existing and future wholly owned subsidiaries, in each case that guarantee the obligations under our Senior Secured Credit Facilities and the 2026 Notes (the “Subsidiary Guarantors” and, collectively with ICON, the “Guarantors”). The New Notes are the senior secured obligation of the Issuer and the Guarantors and rank equally in right of payment to all of the Issuer’s and Guarantors’ existing and future senior debt and senior in right of payment to all of the Issuer's and Guarantors' existing and future subordinated debt. The New Notes and the guarantees are secured on a first-lien basis by substantially all of the existing and future assets of the Issuer and the Guarantors that also secure the Issuer’s and the Guarantors’ obligations under the Senior Secured Credit Facilities and the 2026 Notes on a pari passu basis, subject to permitted liens, and the liens on the collateral securing the New Notes rank equally in priority with the liens on the collateral securing borrowings and guarantees under the Senior Secured Credit Facilities, the 2026 Notes and any other future pari passu first lien indebtedness.

Senior Secured Credit Facilities

On July 1, 2021, the Company completed the acquisition of PRA Health Sciences, Inc. (“PRA”) by means of a merger whereby Indigo Merger Sub, Inc., a Delaware corporation and subsidiary of ICON, merged with and into PRA, the parent of PRA Health Sciences (the “Merger”). In conjunction with the completion of the Merger, on July 1, 2021, ICON entered into a credit agreement (the “Credit Agreement”) providing for a senior secured term loan facility of $5,515 million and a senior secured revolving loan facility in an initial aggregate principal amount of $300 million (the “Senior Secured Credit Facilities”). On May 2, 2023, the Company agreed with its lenders to increase the aggregate principal amount of the senior secured revolving loan facility from $300 million to $500 million. The Senior Secured Credit Facilities and the 2026 Notes were issued at a discount of $27.6 million.

Borrowings under the senior secured term loan facility amortize in equal quarterly installments in an amount equal to 1.00% per annum of the principal amount, with the remaining balance due at final maturity. The interest rate margin applicable to borrowings under the senior secured term loan facility is USD Term SOFR plus an applicable margin which is dependent on the Company's net leverage ratio. At June 30, 2026, the applicable margin is 2.0%. The margin on the senior secured term loan facility is subject to a floor of 0.50%.

On November 26, 2025, the parties to the Credit Agreement entered into a Fourth Amendment (the “Fourth Amendment”) to reprice and extend the senior secured revolving credit facility.

As a result of the Fourth Amendment, the maturity was extended from a five-year term to a seven-year term ending July 1, 2028. Reflecting the Fourth Amendment, the interest rate margin applicable to borrowings under the revolving loan facility will be, at the option of the borrower, either (i) the applicable base rate plus an applicable margin of 0.35% or 0.00%, based on the Company’s current corporate family rating assigned by S&P of BB (or lower) or BB+ (or higher), respectively, or (ii) Term SOFR plus an applicable margin of 1.35%, 1.00%, 0.75%, 0.55%, or 0.40% based on the Company’s current corporate family rating assigned by S&P of BB (or lower), BB+, BBB-, BBB or BBB+ (or higher), respectively. In addition, lenders under the revolving loan facility are entitled to commitment fees as a percentage of the applicable margin at the time of drawing and utilization fees dependent on the proportion of the facility drawn.

The Borrowers’ (as defined in the Senior Secured Credit Facility) obligations under the Senior Secured Credit Facilities are guaranteed by ICON and the subsidiary guarantors. The Senior Secured Credit Facilities are secured by a lien on substantially all of ICON’s, the Borrowers’ and each of the subsidiary guarantor’s assets (subject to certain exceptions), and the Senior Secured Credit Facilities will have a first-priority lien on such assets, which will rank pari passu with the lien securing the 2026 Notes and the New Notes subject to other permitted liens. The Company is permitted to make prepayments on the senior secured term loan without penalty.

Principal repayments on the senior secured term loan, comprising mandatory repayments, during the six months ended June 30, 2026 and year ended December 31, 2025 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2025	$(7,440)
Quarter 2, 2025	(7,441)
Quarter 3, 2025	(7,440)
Quarter 4, 2025	(7,441)
Total repayments in 2025	$(29,762)
Quarter 1, 2026	(7,440)
Quarter 2, 2026	(7,441)
Total repayments in 2026	$(14,881)
During the six months ended June 30, 2026, the Company drew down $nil (year ended December 31, 2025: $50.0 million) of the senior secured revolving loan facility and repaid $nil (year ended December 31, 2025: $50.0 million) as shown below. As at June 30, 2026, $nil (December 31, 2025: $nil) was drawn under the senior secured revolving loan facility.

	Drawdown	Repayment	Closing Balance
(in thousands)
Quarter 1, 2025	$50,000	$(50,000)	$—
Quarter 2, 2025	—	—	—
Quarter 3, 2025	—	—	—
Quarter 4, 2025	—	—	—
Total drawdown / (repayment) in 2025	50,000	(50,000)	—
Quarter 1, 2026	—	—	—
Quarter 2, 2026	—	—	—
Total drawdown / (repayment) in 2026	$—	$—	$—

2026 Notes

In addition to the Senior Secured Credit Facilities, on July 1, 2021, a subsidiary of the Company issued the 2026 Notes of $500 million in aggregate principal amount of 2.875% senior secured notes in a private offering (the “Offering”). The 2026 Notes matured on July 15, 2026.

Bridge Secured Credit Facility

On April 27, 2026, ICON Global Treasury Unlimited Company (the “Bridge Facility Borrower”), a subsidiary of the Company, entered into a bridge facility credit agreement for an aggregate principal amount of $500 million (the "Bridge Secured Credit Facility").

The borrowings under the Bridge Secured Credit Facility do not amortize and are due at final maturity. The interest rate margin applicable to borrowings under the Bridge Secured Credit Facility is USD Term SOFR plus a fixed calendared applicable margin ranging from 1.00% to 2.25%. At June 30, 2026, the applicable margin was 1.00%.

The Bridge Facility Borrower’s obligations under the Bridge Secured Credit Facility are guaranteed by ICON and the subsidiary guarantors party thereto. The Bridge Secured Credit Facility is secured by a lien on substantially all of the assets (subject to certain exceptions) of ICON, the Bridge Facility Borrower and each of the subsidiary guarantors, and the Bridge Secured Credit Facility will have a first-priority lien on such assets which will rank pari passu with the lien securing ICON’s other first lien secured indebtedness and is subject to other permitted liens. The Company is permitted to make voluntary prepayments under the Bridge Secured Credit Facility without premium or penalty (subject to customary break funding payments).

The Bridge Secured Credit Facility contains customary negative covenants, including, but not limited to, restrictions on the ability of ICON and its subsidiaries to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, pay dividends or make other restricted payments, sell or otherwise transfer assets or enter into transactions with affiliates.

The Bridge Secured Credit Facility provides that, upon the occurrence of certain events of default, the obligations under the credit agreement may be accelerated. Such events of default will include payment defaults to the lenders thereunder, material inaccuracies of representations and warranties, covenant defaults, cross-defaults to other material indebtedness, voluntary and involuntary bankruptcy proceedings, material money judgments, material pension-plan events, change of control and other customary events of default.

As of June 30, 2026, the Company had incurred $2.3 million of debt issuance costs related to the Bridge Secured Credit Facility. As no amounts had been drawn under the facility as of June 30, 2026, these costs were recorded within "Prepayments and other current assets" in the Condensed Consolidated Balance Sheet. Upon drawing the facility, the associated debt issuance costs will be reclassified as a direct deduction from the carrying amount of the related debt and amortized to interest expense over the term of the facility using the effective interest method.
On July 15, 2026, the Company drew down on the Bridge Secured Credit Facility in full and used the proceeds of 500.0 million to repay in full 500.0 million aggregate principal amount of the 2.875% Senior Secured Notes (the “2026 Notes”) issued by a subsidiary of the Group in July 2021 that matured on July 15, 2026. The Bridge Secured Credit Facility will mature on April 26, 2027.

Waivers to the debt agreements

On April 27, 2026, the parties (limited to the borrowers and revolving lenders under the senior secured revolving loan facility only) to the Credit Agreement entered into a Consent to Credit Agreement pursuant to which such revolving lenders agreed to provide a limited and temporary waiver of the requirement to deliver certain financial statements under the senior secured revolving credit facility in connection with the borrowings thereunder. The waiver applied solely for the specified consent period ending May 31, 2026.

On May 18, 2026, the Company launched a consent and waiver to the Credit Agreement (applicable to all facilities thereunder) in order to request that the requisite lenders thereunder agree to (i) waive the technical default caused by the Company’s late delivery of annual financial statements for the fiscal year ending December 31, 2025, (ii) provide an extension of the delivery of the Company’s annual financial statements for the fiscal year ending December 31, 2025 to July 16, 2026 and (iii) provide an extension of the delivery of the Company’s quarterly financial statements for the fiscal quarter ending March 31, 2026 to July 31, 2026. Consent to the waiver was received on May 22, 2026.

The Company filed its Annual Report on Form 20-F for the year ended December 31, 2025 on May 27, 2026. The Company filed its quarterly financial statements for the fiscal quarter ending March 31, 2026 on June 23, 2026.

Fair Value of Debt
The estimated fair value of the Company’s debt was $3,437.7 million at June 30, 2026 (December 31, 2025: $3,500.1 million). The fair values of the senior secured term loan facility, the 2026 Notes and the New Notes were determined based on rates at which the debt is traded among financial institutions.